Segment Information - Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue
Total Revenue	$ 42,228,757	$ 39,075,090	$ 28,378,669
Cost of sales
Total Cost of sales	27,885,992	27,817,851
Gross Profit
Total Gross Profit	14,342,765	11,257,239	6,797,258
Selling Expenses
Total Selling expenses	4,430,677	3,318,418
General and Administrative Expenses
Total General and Administrative expenses	6,955,575	5,540,564	4,348,458
Segment net income (loss)
Total Segment net income (loss)	2,807,006	2,512,340	$ 783,660
Segment assets
Total Segment assets	27,971,443	23,454,137
Capital expenditure
Total Capital expenditure	693,732	1,021,495
Long-lived assets
Total Long-lived assets	4,736,402	4,207,770
Hong Kong Trading [Member]
Revenue
Total Revenue	41,891,540	39,003,807
Cost of sales
Total Cost of sales	28,162,843	27,898,276
Gross Profit
Total Gross Profit	13,728,697	11,105,531
Selling Expenses
Total Selling expenses	3,058,826	2,663,823
General and Administrative Expenses
Total General and Administrative expenses	6,097,163	4,817,053
Segment net income (loss)
Total Segment net income (loss)	4,482,762	3,723,602
Segment assets
Total Segment assets	25,433,760	20,702,700
Capital expenditure
Total Capital expenditure	410,129	36,580
Long-lived assets
Total Long-lived assets	3,112,145	2,553,768
Vietnam Manufacturing [Member]
Revenue
Total Revenue	2,659,685	546,560
Cost of sales
Total Cost of sales	2,010,445	384,852
Gross Profit
Total Gross Profit	614,068	151,708
Selling Expenses
Total Selling expenses	130,200
General and Administrative Expenses
Total General and Administrative expenses	372,081	317,654
Segment net income (loss)
Total Segment net income (loss)	52,210	(165,116)
Segment assets
Total Segment assets	3,635,206	2,670,737
Capital expenditure
Total Capital expenditure	283,603	984,915
Long-lived assets
Total Long-lived assets	1,624,257	1,654,002
Corporate [Member]
Selling Expenses
Total Selling expenses	1,241,651	654,595
General and Administrative Expenses
Total General and Administrative expenses	486,331	405,857
Segment net income (loss)
Total Segment net income (loss)	(1,727,966)	(1,046,146)
Segment assets
Total Segment assets	3,485,590	5,206,104
Elimination of internal transaction [Member]
Revenue
Total Revenue	(2,322,468)	(465,277)
Cost of sales
Total Cost of sales	(2,287,296)	(465,277)
Segment assets
Total Segment assets	$ (4,583,113)	$ (5,125,404)